Share Based Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share Based Payments
4.	STOCK-BASED PAYMENTS
On May 15
, 2018
, the Company’s Board of Directors authorized and approved the adoption of the 2018
Omnibus Incentive

Plan, (as amended, the “2018
Plan”), which was effective upon approval by the stockholders of the Company on June 28
, 2018
and under which an aggregate of 5,356,114 shares may be issued. This share reserve is the sum of 3,000,000 new shares, plus the 2,356,114 shares that remained available for issuance under the Company’s 2016
Omnibus Incentive Plan (the “2016
Plan”), the predecessor incentive plan at the time of the adoption of the 2018
Plan. Pursuant to the terms of the 2018
Plan, the Company is authorized to grant stock options, as well as awards of stock appreciation rights, restricted stock, unrestricted shares, restricted stock units (“RSUs”), stock equivalent units and performance-based cash awards. These awards may be granted to directors, officers, employees and eligible consultants. Vesting and the term of an option is determined at the discretion of the Company’s Board of Directors. Subsequent to the adoption of the 2018
Plan, the Company ceased granting awards under the 2016
Plan, the predecessor incentive plan. However, outstanding stock options granted prior to the effective date of the 2018
Plan are still governed by the 2016
Plan or the Company’s 2014
Stock Incentive Plan, which preceded the 2016
Plan.
As of September 30
, 2020
, there was an aggregate of 3,387,958 shares of common stock remaining available for grant under the Company’s 2018
Plan.
For the nine
months ended September 30
, 2020
, the Company issued 809,590 stock options to employees and directors. The Company issued no stock options to consultants during the nine months ended September 30
, 2020
.
The following is a summary of the Company’s stock option activity during the nine months ended September 30
, 2020
:

	Number of Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	3,467,292	$6.76	$—
Granted	809,590	0.47	—
Forfeited/Cancelle d	(346,938)	(5.66)	—
Exercised	—	—	—

Outstanding as of September 30, 2020	3,929,944	$5.56	$—

Exercisable as of September 30, 2020	2,449,829	$4.27	$—

As of September 30
, 2020
, the unrecognized compensation cost related to
non-vested
stock options outstanding for employees and directors, was $4.1 million which will be recognized over a weighted-average remaining vesting period of approximately 2.8 years. Compensation cost is not adjusted for estimated forfeitures, but instead is adjusted upon an actual forfeiture of a stock option.

The weighted average grant date fair value of employee and director stock options granted for the nine months ended September 30
, 2020
was $0.30
per option and the grant date fair values of these stock options were estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

Nine Months Ended September 30, 2020
Stock price	$0.47
Exercise price	$0.47
Expected term	5.26 years
Expected volatility	77.35%
Risk-free interest rat e	0.58%
Dividend rate	0.00%
As of September 30
, 2020
, the unrecognized compensation cost related to
non-vested
stock options outstanding for
non-employees
was $15
 thousand which will be recognized over a weighted-average remaining vesting period of approximately 0.9 years. Compensation cost is not adjusted for estimated forfeitures, but instead is adjusted upon an actual forfeiture of a stock option.
Restricted Stock Awards
Beginning in the fourth quarter of 2019
, certain members of the Company’s executive management team elected to receive restricted stock awards in lieu of cash compensation under the 2018
Plan that vest upon issuance. The fair value of the restricted stock awards is based on the closing price of the Company’s common stock on the day of the grant.
The following is a summary of the Company’s restricted stock award activity for the nine months ended September 30
, 2020
:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding as of December 31, 2019	27,697	$0.61
Granted	218,161	0.50
Settle d	(240,106)	0.52

Outstanding as of September 30, 202 0	5,752	$0.39

Stock-Based Compensation Expense
Stock-based compensation expense is classified in the Company’s condensed consolidated statements of operations and comprehensive loss as follows (amounts in thousands):

	Nine Months Ended September 30,
	2020	2019
Research and development	$727	$643
Cost of sales	(1)	—
Selling, general and administrativ e	1,295	2,693

Total	$2,021	$3,336

Stock-based compensation expense

for the nine
months ended September 30
, 2020
includes the reversal of $125 thousand of expense as a result of forfeitures due to the departure of our former chief executive officer in August 2020
.

4.	SHARE BASED PAYMENTS
On May 15, 2018, the Company’s Board of Directors authorized and approved the adoption of the 2018 Omnibus Incentive Plan (“2018 Plan”), under which an aggregate of 5,356,114 shares may be issued. This share reserve is the sum of 3,000,000 new shares, plus the remaining 2,356,114 shares that remained available for issuance under the Company’s 2016 Omnibus Incentive Plan, the predecessor incentive plan (the “2016 Plan”) at the time of the adoption of the 2018 Plan. Pursuant to the terms of the 2018 Plan, the Company is authorized to grant stock options, as well as awards of stock appreciation rights, restricted stock, unrestricted shares, restricted stock units (“RSU”), stock equivalent units and performance-based cash awards. These awards may be granted to directors, officers, employees and eligible consultants. Vesting and the term of an option is determined at the discretion of the Company’s Board of Directors. Subsequent to the adoption of the 2018 Plan, the Company ceased granting awards under the 2016 Plan, the predecessor incentive plan. However, outstanding stock options granted prior to the effective date of the 2018 Plan are still governed by the 2016 Plan or the Company’s 2014 Stock Incentive Plan, which preceded the 2016 Plan.
As of December 31, 2019, there were an aggregate of 4,068,771 shares of common stock remaining available for grant under the Company’s 2018 Plan.
For the year ended December 31, 2019, the Company issued 1,167,658 stock options to employees and directors of which 138,900 were forfeited. The Company did not issue any stock options to consultants.
The following is a summary of stock option activity for the year ended December 31, 2019 and 2018:

	Number of Options	Weighted Average Exercise Price in USD$	Aggregate Intrinsic Value in USD$
Outstanding as of December 31, 2017	2,448,646
Granted	1,011,406	10.12
Forfeited	(53,503)	9.89
Exercised (1)	(98,500)	3.10
Outstanding as of December 31, 2018	3,308,049	$7.14	$8,308
Granted	1,167,658	$4.65
Forfeited/Cancelled	(488,415)	8.53
Exercised (2)	(520,000)	2.77
Outstanding as of December 31, 2019	3,467,292	$6.76	$—

Exercisable as of December 31, 2019	1,885,531	$3.86	$—

(1)	For the year ended December 31, 2018, 8,500 stock options were exercised on a cashless basis resulting in 3,280 shares being withheld in satisfaction of the exercise price.
(2)	For the year ended December 31, 2019, 520,000 stock options were exercised on a cashless basis resulting in 483,631 shares being withheld in satisfaction of the exercise price.
Upon the change in the Company’s functional currency effective April 1, 2018, stock options previously classified as equity were classified as liabilities. On April 1, 2018, these options had a fair value of approximately $10.0 million, which was recorded as stock-based compensation liability in the Company’s consolidated balance sheet, of which approximately $4.2 million was reclassified from additional paid-in
capital and the remainder was recorded as additional stock-based compensation expense in the Company’s consolidated statement of operations and comprehensive loss. In June 2018, the Company’s Board of Directors’ approved the modification of all outstanding stock options with exercise prices denominated in CAD$ to convert the exercise prices of such options to USD$, subject to the consent of the holders of such options. On August 8, 2018, following the consent of option holders, the Company re-measured
stock options for which all holders had consented to the modification and recorded $0.3 million reduction to stock-based compensation liability and reclassified $10.3 million from liability to equity. The incremental expense as a result of the modification was immaterial to the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2018.

The following table summarizes stock options outstanding and exercisable by employees and directors as of December 31, 2019:

Number of Options Outstanding	Expiration Date	Options Outstanding Remaining Contractual Life (In Years)	Exercise Price	Fair Value Post Modification (1)	Grant Date Fair Value	Number of Options Exercisable
20,000	December 8, 2024	4.94	$12.72	$2.18	$—	20,000
80,000	December 8, 2024	4.94	$12.72	$2.18	$—	80,000
20,000	March 16, 2025	5.20	$12.52	$2.43	$—	20,000
150,000	October 21, 2025	5.80	$3.20	$6.57	$—	150,000
20,000	December 31, 2025	6.00	$4.48	$5.86	$—	20,000
595,000	July 13, 2026	6.53	$5.35	$5.18	$—	595,000
20,000	August 8, 2026	6.60	$4.98	$5.42	$—	20,000
617,000	April 17, 2027	7.29	$8.13	$7.54	$—	308,500
6,146	May 18, 2027	7.37	$7.35	$4.75	$—	6,146
10,000	May 18, 2027	7.37	$7.35	$7.65	$—	5,000
20,000	August 8, 2027	7.60	$10.38	$7.38	$—	10,000
20,000	April 9, 2028	8.27	$9.03	$8.01	$—	5,000
337,500	May 15, 2028	8.37	$10.99	$7.89	$—	183,438
55,513	August 22, 2028	8.64	$10.23	$—	$7.21	13,878
375	September 4, 2028	8.67	$10.19	$—	$7.19	375
50,000	September 10, 2028	8.69	$10.34	$—	$7.30	12,500
50,000	September 24, 2028	8.73	$9.71	$—	$6.79	12,500
75,000	October 15, 2028	8.79	$8.75	$—	$6.19	75,000
10,000	October 29, 2028	8.82	$9.71	$—	$6.87	2,500
5,000	November 19, 2028	8.88	$8.00	$—	$5.66	5,000
7,500	January 22, 2029	9.06	$7.65	$—	$5.30	—
7,500	February 4, 2029	9.09	$7.26	$—	$5.03	—
543,758	March 28, 2029	9.23	$6.76	$—	$4.62	88,694
215,000	August 7, 2029	9.60	$2.03	$—	$1.37	—
40,000	August 19, 2029	9.63	$1.93	$—	$1.30	—
150,000	September 23, 2029	9.72	$1.73	$—	$1.20	—
30,000	September 30, 2029	9.74	$1.65	$—	$1.11	—
20,000	October 1, 2029	9.75	$1.68	$—	$0.98	—
15,000	October 14, 2029	9.78	$1.45	$—	$0.98	—

3,190,292						1,633,531

(1)	Reflects fair value of modified stock options on August 8, 2018
As of December 31, 2019, the unrecognized compensation cost related to non-vested
stock options outstanding for employees and directors was $6.0 million which will be recognized over a weighted-average remaining vesting period of 2.8 years. The Company recognizes compensation expense for only the portion of awards that are expected to vest.
During the fourth quarter of 2017, upon a review of the Company’s equity compensation awards granted under the 2016 Plan, the Company determined that it had inadvertently exceeded the annual per-person
sub-limits
involving an option award previously granted to a current executive officer. The aggregate amount of common stock represented by this excess award was 60,000 shares. This excess award was deemed to have been granted outside of the 2016 Plan and, as such, the Company applied liability accounting to the award. As a result, this excess award was to be re-measured
at the end of each reporting period until such time that the Company’s stockholders approved the excess award, at which time the liability would be reclassified to equity. On June 28, 2018, the Company’s stockholders approved the excess award. On August 8, 2018, upon the modification of the exercise price of this stock option to convert such exercise price from CAD$ to USD$ as described above this excess award was re-measured
again and reclassified from liability to equity for the portion of the option that had vested.
For the years ended December 31, 2019 and 2018, the Company granted 1,167,658 and 996,406 stock options, respectively, to employees and directors at a weighted average exercise price of $4.65 and $10.12, respectively. The fair value of employee and director stock options granted for the years ended December 31, 2019 and 2018 had a weighted average grant date fair value of $3.01 and $7.78 per option, respectively, and they were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2019	2018
Stock price	$4.65	$11.21
Exercise price	$4.65	$10.12
Expected term	5.42 years	6.25 years
Expected volatility	76.90%	78.99%
Risk-free interest rate	1.96%	2.67%
Dividend rate	0.00%	0.00%
Non-Employee
Stock Options
For the year ended December 31, 2019, the Company did not grant any stock options to consultants. For the year ended December 31, 2018 the Company granted 15,000 stock options to consultants at a weighted average exercise price of $10.23. Stock options granted to the Company’s consultants for the year ended December 31, 2018 had a weighted average grant date fair value of $8.87 per share, and they were estimated using the
Black-Scholes
option-pricing model with the following weighted-average assumptions:

Year Ended December 31,
2018
Stock price	$10.23
Exercise price	$10.23
Option term	10 years
Expected volatility	90.17%
Risk-free interest rate	2.82%
Dividend rate	0.00%
The following table summarizes stock options outstanding and exercisable by consultants as of December 31, 2019:

Number of Options Outstanding	Expiration Date	Options Outstanding Remaining Contractual Life (In Years)	Exercise Price	Fair Value Post Modification (1)	Grant Date Fair Value	Number of Options Exercisable
30,000	December 8, 2024	4.94	$12.72	$2.18	$—	30,000
110,000	October 28, 2025	5.82	$3.18	$6.59	$—	110,000
72,000	October 3, 2026	6.75	$5.15	$5.35	$—	72,000
20,000	May 18, 2027	7.37	$7.35	$7.65	$—	10,000
15,000	August 8, 2027	7.60	$10.38	$7.38	$—	7,500
15,000	November 6, 2027	7.84	$16.20	$6.98	$—	7,500
15,000	August 22, 2028	8.64	$10.23	$—	$8.87	15,000

277,000						252,000

(1)	Reflects fair value of modified stock options on August 8, 2018

As of December 31, 2019, the unrecognized compensation cost related to non-vested
stock options outstanding for consultants was $0.1 million which will be recognized over a weighted-average remaining vesting period of 1.6 years.
During the third quarter of 2018, following the redenomination of the exercise prices of stock options from CAD$ to USD$, stock options awarded to consultants that are performing services for NHC ceased to be accounted for as derivative financial instruments. As a result, following the re-measurement
of stock options granted to the Company’s consultants on August 8, 2018, all vested stock options granted to these consultants were reclassified from liability to equity.
The following table summarizes
non-employee
stock options that had been accounted for as derivative financial instruments during the year ended December 31, 2018 (amounts in thousands):

Year Ended December 31,
2018
Fair value of non-employee stock options at beginning of year	$2,637
Exercise of non-employee options	(737)
Cancelled	—
Foreign exchange gains	(38)
Change in fair value of non-employee stock options during the year	(656)
Reclassification to additional paid-in capital	(1,206)

Fair value of non-employee stock options at end of year	$—

The fair value of
non-employee
stock options previously classified as liabilities and recorded as derivative financial instruments which were subsequently reclassified to equity following the modification of stock option previously on August 8, 2018 were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions as of August 8, 2018:

	August 8, 2018
Stock price	CAD$	12.14
Exercise price	CAD$	4.38
Expected life		0.93 years
Expected volatility		73.18%
Risk-free interest rate		1.95%
Dividend rate		0.00%
Restricted Stock Units
During the second quarter of 2017, the Company granted RSUs to certain employees under the 2016 Plan that were scheduled to vest over a three-year period, with 25% vesting immediately. The fair value of the RSUs was based on the closing price of the Company’s common stock on the date of grant.
During the fourth quarter of 2019, certain members of the Company’s executive management team elected to receive RSUs in lieu of cash compensation under the 2018 Plan that vested upon issuance. The fair value of the RSUs was based on the closing price of the Company’s common stock on the day of the grant.

The following is a summary of the Company’s RSU activity for the years ended December 31, 2019 and 2018:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding as of January 1, 2018	1,928	CAD$	10.00
Vested and settled during 2018 (1)	(964)	CAD$	10.00

Outstanding as of December 31, 2018	964	CAD$	10.00
Granted	27,697	USD$	0.61
Vested and settled during 2019 (1)	(964)	CAD$	10.00

Outstanding as of December 31, 2019	27,697	USD$	0.61

(1)	Includes 259 RSUs withheld to satisfy required withholding taxes.
Stock-based compensation expense is classified in the Company’s consolidated statements of operations and comprehensive loss as follows (amounts in thousands):

	2019	2018
Research and development	$898	$939
General and administrative	3,793	7,156

Total	$4,691	$8,095